Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, New York 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Luminace Holdings, LLC (the “Sponsor”) Luminace ABS-2024 Depositor, LLC (the “Depositor”) 200 Liberty Street, 14th Floor New York, New York 10281	25 September 2024

Re:	Luminace ABS-2024 Issuer, LLC (the “Issuer”)

Solar Asset Backed Notes, Series 2024-1 (the “Notes”)

Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor, Depositor and BofA Securities, Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of (i) photovoltaic systems installed on commercial properties and the related agreements (the ”Host Customer Solar Assets”) and (ii) solar renewable energy certificates generated by photovoltaic systems (the ”Hedged SREC Solar Assets,” together with the Host Customer Solar Assets, the “Solar Assets”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files (collectively, the “Provided Data Files”):
i.

Labeled “ABS 2024-1 Data Tape (2024 06 25) EXTERNAL).xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Host Customer Solar Asset Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 25 May 2024 (the “Cut-Off Date”) relating to a pool of photovoltaic systems installed on commercial properties and the related agreements (the ”Preliminary Host Customer Solar Assets”) that are expected to be representative of the Host Customer Solar Assets,

ii.

Labeled “ABS 2024-1 Data Tape (2024 07 25) EXTERNAL.xlsx” and the corresponding record layout and decode information, as applicable (the “Host Customer Solar Asset Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of the Cut-Off Date relating to the Host Customer Solar Assets,

iii.

Labeled “EY - Luminace - BREN 2024 - Data Tape Audit Request.xlsx” and the corresponding record layout and decode information, as applicable the “Preliminary Hedged SREC Solar Asset Data File”), that the Sponsor, on behalf of the Depositor, indicated contains as of the Cut-Off Date relating to a pool of solar renewable energy certificates generated by photovoltaic systems (the ”Preliminary Hedged SREC Solar Assets,” together with the Preliminary Host Customer Solar Assets, the “Preliminary Solar Assets”) that are expected to be representative of the Hedged SREC Solar Assets and

iv.

Labeled “EY - Luminace - BREN 2024 - Data Tape Audit Request 7.25.2024” and the corresponding record layout and decode information, as applicable (the “Hedged SREC Solar Asset Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of the Cut-Off Date relating to Hedged SREC Solar Assets,

v.

A schedule and the corresponding record layout and decode information, as applicable (the “Wholesale Market Mapping Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the wholesale market Host Customer Solar Asset Sample Characteristic (as defined herein) corresponding to each Host Customer Solar Asset and

vi.

Certain schedules and the corresponding record layout and decode information, as applicable (the “Site Lease Schedules”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the site lease year 1 and site lease years 2-35 Host Customer Solar Asset Sample Characteristics,

b.	Imaged copies of the following items (collectively, the “Source Documents” and together with the Wholesale Market Mapping Schedule and Site Lease Schedules, the “Sources”):

i.

The solar power purchase agreement, the master subscriber management agreement, amendments and/or change orders thereto or other related documents (collectively and as applicable, the “Revenue Contract”),

ii.

The solar renewable energy certificates purchase and sale agreement, the solar renewable energy certificates confirmation letter, amendments and/or change orders thereto, or other related documents (collectively and as applicable, the “Hedged SREC Agreement”),

iii.	The notice of commencement date or other related documents (collectively and as applicable, the ”COD Notice”),
iv.	Certain printed screenshots of the production figures from the Sponsor’s servicing system (the “Asset Intake Screen Shots”),
v.	The standard agreement for interconnection of small generator facilities with a capacity greater than 10kW but less than or equal to 10 MW (the “Interconnection Notices”),
vi.	The lease agreement, fixed net rent agreement, or other related documents (collectively and as applicable, the ”Lease Agreement”),
vii.	The as-built drawings (the ”As-Built Drawing Set”),
viii.	Certain printed screen shots from S&P or Moody’s or other related documents (as applicable, the “Credit Rating Screen Shots”) and
ix.	The shadow rating reports or other related documents (as applicable, the “Shadow Rating Reports”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Solar Asset (as defined in Attachment A),

c.	The list of relevant characteristics (the “Host Customer Solar Asset Sample Characteristics”) on the Preliminary Host Customer Solar Asset Data File, which is shown on Exhibit 1 to Attachment A,
d.

The list of relevant characteristics (the “Hedged SREC Solar Asset Sample Characteristics,” together with the Host Customer Solar Asset Sample Characteristics, the “Sample Characteristics”) on the Preliminary Hedged SREC Solar Asset Data File, which is shown on Exhibit 2 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Host Customer Solar Asset Data File, Preliminary Hedged SREC Solar Asset Data File, Host Customer Solar Asset Data File and Hedged SREC Solar Asset Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Solar Assets or Solar Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Solar Assets,
iii.	Whether the originator(s) of the Solar Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 September 2024

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 25 Host Customer Solar Assets from the Preliminary Host Customer Solar Asset Data File (the “Sample Host Customer Solar Assets”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Host Customer Solar Assets or the methodology they instructed us to use to select the Sample Host Customer Solar Assets from the Preliminary Host Customer Solar Asset Data File.

For the purpose of the procedures described in this report, the 25 Sample Host Customer Solar Assets are referred to as Sample Host Customer Solar Assets 1 through 25.

2.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 4 Hedged SREC Solar Assets from the Preliminary Hedged SREC Solar Asset Data File (the “Sample Hedged SREC Solar Assets,” together with the Sample Host Customer Solar Assets, the “Sample Solar Assets”). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Hedged SREC Solar Assets or the methodology they instructed us to use to select the Hedged SREC Solar Assets from the Preliminary Hedged SREC Solar Asset Data File.

For the purpose of the procedures described in this report, the 4 Sample Hedged SREC Solar Assets are referred to as Sample Hedged SREC Solar Assets 1 through 4.

3.	For each Sample Host Customer Solar Asset, as applicable, we:

Attachment A Page 2 of 3

a.

Compared the Host Customer Solar Asset Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Host Customer Solar Asset Data File, to the corresponding information located in the Sources, or to the corresponding information we recalculated using information located on the Preliminary Host Customer Solar Asset Data File and/or in the Sources, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A and the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was found to be in agreement

The Source(s) that the Sponsor, on behalf of the Depositor, instructed us to use for each Host Customer Solar Asset Sample Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Host Customer Solar Asset Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Host Customer Solar Asset Data File for the Host Customer Solar Asset Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Host Customer Solar Asset Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Host Customer Solar Asset Sample Characteristics listed on Exhibit 1 to Attachment A.

a.	Observed the existence of a Shadow Rating Report for each Host Customer Solar Asset with a rating agency of “Shadow Moody’s” as shown on the Preliminary Host Customer Solar Asset Data File.

4.

For each Sample Hedged SREC Solar Asset, we compared the Hedged SREC Solar Asset Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Hedged SREC Solar Asset Data File, to the corresponding information located in the Sources, or to the corresponding information we recalculated using information located on the Preliminary Hedged SREC Solar Asset Data File and/or in the Sources, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Hedged SREC Solar Asset Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

5.

For each Host Customer Solar Asset on the Preliminary Host Customer Solar Asset Data File and Host Customer Solar Asset Data File, we compared the SAM-ID, as shown on the Preliminary Host Customer Solar Asset Data File, to the corresponding SAM-ID, as shown on the Host Customer Solar

Attachment A Page 3 of 3

Asset Data File, and noted that all Host Customer Solar Assets included on the Preliminary Host Customer Solar Asset Data File were included in the Host Customer Solar Asset Data File.

6.

For the 25 Sample Host Customer Solar Assets included on the Host Customer Solar Asset Data File, we compared the Host Customer Solar Asset Sample Characteristics, all as shown on the Preliminary Host Customer Solar Asset Data File, to the corresponding information on the Host Customer Solar Asset Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

7.

For each Hedged SREC Solar Asset included on the Preliminary Hedged SREC Solar Asset Data File and the Hedged SREC Solar Asset Data File, we compared the SAM-ID, as shown on the Preliminary Hedged SREC Solar Asset Data File, to the corresponding SAM-ID, as shown on the Hedged SREC Solar Asset Data File, and noted that all Hedged SREC Solar Assets included on the Preliminary Hedged SREC Solar Asset Data File were included in the Hedged SREC Solar Asset Data File.

8.

For the 4 Sample Host Customer Solar Assets included on the Hedged SREC Solar Asset Data File, we compared the Hedged SREC Solar Asset Sample Characteristics, all as shown on the Preliminary Hedged SREC Solar Asset Data File, to the corresponding information on the Hedged SREC Solar Asset Data File. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was found to be in agreement.

Exhibit 1 to Attachment A

Host Customer Solar Asset Sample Characteristics and Sources

Host Customer Solar Asset Sample Characteristic	Preliminary Host Customer Solar Asset Data File Field Name	Source(s)	Note(s)

SAM-ID	SAM-ID	Asset Intake Screen Shots	i.

Project name	Project Name	Revenue Contract or COD Notice	i., ii.

Project grouping	Project Grouping	Revenue Contract or COD Notice	i., ii.

Offtake type	Offtake Type	Revenue Contract	iii.

State	State	Revenue Contract

Utility	Utility	Interconnection Notice or Revenue Contract	ii.

Wholesale market	Wholesale Market	Wholesale Market Mapping Schedule	ii., iv.

System size (kWdc)	System Size (kWdc)	COD Notice or As-Built Drawing Set	v., vi.

Sun hours	Sun hours	(a) COD Notice, Asset Intake Screen Shots and recalculation or (b) As-Built Drawing Set, Asset Intake Screen Shots and recalculation	v., vii.

COD actual	COD Actual	COD Notice	viii.

Customer	Customer	Revenue Contract or COD Notice	ii.

Credit rating	Credit Rating	Credit Rating Screen Shots or Shadow Rating Reports	viii., ix., x.

Rating agency	Rating Agency	Credit Rating Screen Shots or Shadow Rating Reports	viii., ix.

PPA term	Term (Years)	Revenue Contract	viii.

CS program term	Term	Revenue Contract	viii.

CS subscription manager	Manager	Revenue Contract	ii., viii.

PPA rate year 1	PPA / CS Fixed Rate 1	Revenue Contract and recalculation	viii., xi., xii.

PPA rate years 2-35	PPA / CS Fixed Rate 2-35	Revenue Contract and recalculation	viii., xi., xiii.

Site lease year 1	Site Lease 1	(a) Lease Agreement, (b) Lease Agreement and recalculation or (c) Site Lease Schedules	viii., xiv.

Exhibit 1 to Attachment A

Host Customer Solar Asset Sample Characteristic	Preliminary Host Customer Solar Asset Data File Field Name	Source(s)	Note(s)

Site lease years 2-35	Site Lease 2-35	(a) Lease Agreement, (b) Revenue Contract, Lease Agreement and recalculation or (c) Site Lease Schedules	viii., xv.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Host Customer Solar Asset Sample Characteristics for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences that appear to be due to abbreviation, truncation or spelling errors.

iii.

For the purpose of comparing the offtake type Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Assets with an offtake type of CS, as shown in the Preliminary Host Customer Solar Asset Data File, the Sponsor, on behalf of the Depositor, instructed us to note agreement if we observed a master subscriber management agreement, as shown in the Revenue Contract.

iv.

For the purpose of comparing the wholesale market Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to take the wholesale market on the Wholesale Market Mapping Schedule that corresponds to the corresponding SAM-ID, as shown on the Preliminary Host Customer Solar Asset Data File, as applicable (and in accordance with any other applicable note(s)).

v.

For the purpose of comparing the indicated Host Customer Solar Asset Sample Characteristics for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/-1.00 kWh or less and +/- 1.00 sun hours or less.

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the system size (kWdc) Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset 11), the Sponsor, on behalf of the Depositor, instructed us to use the COD Notice as the Source.

For the purpose of comparing the system size (kWdc) Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Asset 11, the Sponsor, on behalf of the Depositor, instructed us to use the As-Built Drawing Set as the Source.

vii.

For the purpose of comparing the sun hours Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Assets 10-13 and 19), the Sponsor, on behalf of the depositor, instructed us to us to recalculate sun hours as the quotient between the:

a.	LTA final production, as shown in the Asset Intake Screen Shots, and
b.	System size (kWdc), as shown in the COD Notice.

For the purpose of comparing the sun hours Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Assets 10, 12, 13, and 19, the Sponsor, on behalf of the depositor, instructed us to us to recalculate sun hours as the quotient between the:

a.	Production estimate, as shown in the Asset Intake Screenshot, and
b.	System size (kWdc), as shown in the COD Notice.

For the purpose of comparing the sun hours Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Asset 11, the Sponsor, on behalf of the depositor, instructed us to us to recalculate sun hours as the quotient between the:

a.	Production estimate, as shown in the Asset Intake Screen Shots, and
b.	System size (kWdc), as shown in the As-Built Drawing Set.

viii.

The Sponsor, on behalf of the Depositor, instructed us not to compare the indicated Host Customer Solar Asset Sample Characteristics for each Sample Host Customer Solar Asset with a corresponding value of <blank>, “0,” “N/A”, “No,” “variable rate” or “-,” as shown on the Preliminary Host Customer Solar Asset Data File.

ix.

For the purpose of comparing the indicated Host Customer Solar Asset Sample Characteristics for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Assets 15, 24 and 25) the Sponsor, on behalf of the depositor, instructed us to use the Credit Rating Reports as the Source.

For the purpose of comparing the indicated Host Customer Solar Asset Sample Characteristics for Sample Host Customer Solar Assets 15, 24 and 25, the Sponsor, on behalf of the depositor, instructed us to use the Shadow Rating Reports as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

x.

For the purpose of comparing the credit rating Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the indicated value, as shown on the Preliminary Host Customer Solar Asset Data File, agreed to at least one corresponding value, as shown on the applicable Source. We performed no procedures to reconcile any differences that may exist relating to the information on the Source(s) (and in accordance with any other applicable note(s)).

xi.

The Sponsor, on behalf of the Depositor, instructed us not to compare the indicated Host Customer Solar Asset Sample Characteristics for each Sample Host Customer Solar Asset with a corresponding value of “CS” in the corresponding offtake type Host Customer Solar Asset Sample Characteristic.

xii.

For the purpose of comparing the PPA rate year 1 Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset the Sponsor, on behalf of the Depositor, instructed us to recalculate PPA rate year 1 as the product of:

a.	PPA Rate year 1, as shown on the Revenue Contract, and
b.	1,000

as applicable (and in accordance with any other applicable note(s)).

xiii.

For the purpose of comparing the PPA rate years 2-35 Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Assets 1-3 and 14) the Sponsor, on behalf of the Depositor, instructed us to recalculate PPA rate years 2-35 as the product of:

a.	The rate escalator represented by the sum of:
(1)	One, and
(2)	The rate escalator, as shown in the Revenue Contract,
b.	The prior year’s PPA rate,

as applicable (and in accordance with any other applicable note(s)).

For the purpose of comparing the PPA rate years 2-35 Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Assets 1-3 and 14, the Sponsor, on behalf of the Depositor, instructed us to recalculate PPA rate years 2-35 as the product of:

a.	1,000 and
b.	The corresponding PPA rate, as shown on the Revenue Contract,

as applicable (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

xiv.

For the purpose of comparing the site lease year 1 Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Assets 16-18 and 20-25), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the site lease year 1 Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Assets 16-18 the Sponsor, on behalf of the Depositor, instructed us to recalculate site lease year 1 as the product of:

a.	First years rent,
b.	Total number of rented acres,

both as shown in the Lease Agreement (and in accordance with any other applicable note(s)).

For the purpose of comparing the site lease year 1 Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Assets 20-25 the Sponsor, on behalf of the Depositor, instructed us to use the Site Lease Schedules as the Source (and in accordance with any other applicable note(s)).

xv.

For the purpose of comparing the site lease years 2-35 Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Assets 15 and 19-25) the Sponsor, on behalf of the Depositor, instructed us to recalculate site lease years 2-35 as the product of:

a.	The compounded rate represented by the sum of:
(1)	The rate escalator, as shown in the Revenue Contract, and
(2)	One

and

b.	The first years rent and
c.	Total number of rented acres,

both as shown in the Lease Agreement, as applicable (and in accordance with any other applicable note(s)).

For the purpose of comparing the site lease years 2-35 Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Assets 15 and 19 the Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source, as applicable (and in accordance with any other applicable note(s)).

For the purpose of comparing the site lease years 2-35 Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Assets 20-25 the Sponsor, on behalf of the Depositor, instructed us to use the Site Lease Schedules as the Source, as applicable (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Hedged SREC Solar Asset Sample Characteristics and Sources

Hedged SREC Solar Asset Sample Characteristic	Preliminary Hedged SREC Solar Asset Data File Field Name	Source(s)	Note(s)

Buyer	Buyer	Hedged SREC Agreement	i.

Market	Market	Hedged SREC Agreement	ii.

Vintage start	Vintage Start	(a) Hedged SREC Agreement or (b) Hedged SREC Agreement and COD Notice	iii.

Vintage end	Vintage End	Hedged SREC Agreement	iv.

Hedged SREC prices ($/SREC) years 2023 through 2027	2023 - 2027	Hedged SREC Agreement	iv.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the market Hedged SREC Solar Asset Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation and spelling errors.

iii.

For the purpose of comparing the vintage start Hedged SREC Solar Asset Sample Characteristic for each Sample Hedged SREC Solar Asset (except for Sample Hedged SREC Solar Asset 3), the Sponsor, on behalf of the Depositor, instructed us to use the Hedged SREC Agreement as the Source.

For the purpose of comparing the vintage start Hedged SREC Solar Asset Sample Characteristic for Sample Hedged SREC Solar Asset 3, the Sponsor, on behalf of the Depositor, instructed us to use the Hedged SREC Agreement and the COD Notice as the Sources.

Exhibit 2 to Attachment A

Notes: (continued)

iv.

For the purpose of comparing the indicated Hedged SREC Solar Asset Sample Characteristics for Sample Hedged SREC Solar Asset 3, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown in the Hedged SREC Agreement that takes place in the first delivery term, as defined in the Hedged SREC Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 3 to Attachment A

Host Customer Solar Asset Sample Characteristic Differences

Sample Host Customer Solar Asset	Host Customer Solar Asset Sample Characteristic	Preliminary Host Customer Solar Asset Data File	Source(s) Value
19	Site lease year 1	$52,171.00	$43,786.00
19	Site Lease years 2-15	$52,171.00	$43,786.00
19	Site Lease years 16-20	$0.00	$43,786.00
20	Site lease year 1	$149,895.00	$149,865.00
20	Site lease year 2	$152,143.43	$152,112.98
20	Site lease year 3	$154,425.58	$154,394.67
20	Site lease year 4	$156,741.96	$156,710.59
20	Site lease year 5	$159,093.09	$159,061.25
20	Site lease year 6	$161,479.49	$161,447.17
20	Site lease year 7	$163,901.68	$163,868.87
20	Site lease year 8	$166,360.20	$166,326.91
20	Site lease year 9	$168,855.61	$168,821.81
20	Site lease year 10	$171,388.44	$171,354.14
20	Site lease year 11	$173,959.27	$173,924.45
20	Site lease year 12	$176,568.66	$176,533.32
20	Site lease year 13	$179,217.19	$179,181.32
20	Site lease year 14	$181,905.44	$181,869.04
20	Site lease year 15	$184,634.03	$184,597.07
20	Site lease year 16	$187,403.54	$187,366.03
20	Site lease year 17	$190,214.59	$190,176.52
20	Site lease year 18	$193,067.81	$193,029.17
20	Site lease year 19	$195,963.82	$195,924.60
20	Site lease year 20	$198,903.28	$198,863.47
22	Site lease year 1	$40,000.00	$34,900.00
22	Site lease year 2	$40,400.00	$35,249.00
22	Site lease year 3	$40,804.00	$35,601.49
22	Site lease year 4	$41,212.04	$35,957.50
22	Site lease year 5	$41,624.16	$36,317.08
22	Site lease year 6	$42,040.40	$36,680.25
22	Site lease year 7	$42,460.81	$37,047.05
22	Site lease year 8	$42,885.41	$37,417.52
22	Site lease year 9	$43,314.27	$37,791.70
22	Site lease year 10	$43,747.41	$38,169.62
22	Site lease year 11	$44,184.89	$38,551.31
22	Site lease year 12	$44,626.73	$38,936.83

Exhibit 3 to Attachment A

Sample Host Customer Solar Asset	Host Customer Solar Asset Sample Characteristic	Preliminary Host Customer Solar Asset Data File	Source(s) Value
22	Site lease year 13	$45,073.00	$39,326.19
22	Site lease year 14	$45,523.73	$39,719.46
22	Site lease year 15	$45,978.97	$40,116.65
22	Site lease year 16	$46,438.76	$40,517.82
22	Site lease year 17	$46,903.15	$40,922.99
22	Site lease year 18	$47,372.18	$41,332.22
22	Site lease year 19	$47,845.90	$41,745.55
22	Site lease year 20	$48,324.36	$42,163.00
22	Site lease year 21	$48,807.60	$42,584.63
22	Site lease year 22	$49,295.68	$43,010.48
22	Site lease year 23	$49,788.63	$43,440.58
22	Site lease year 24	$50,286.52	$43,874.99
22	Site lease year 25	$50,789.39	$44,313.74
23	Site lease year 1	$32,520.00	$32,100.00
23	Site lease year 2	$33,007.80	$32,581.50
23	Site lease year 3	$33,502.92	$33,070.22
23	Site lease year 4	$34,005.46	$33,566.28
23	Site lease year 5	$34,515.54	$34,069.77
23	Site lease year 6	$35,033.28	$34,580.82
23	Site lease year 7	$35,558.77	$35,099.53
23	Site lease year 8	$36,092.16	$35,626.02
23	Site lease year 9	$36,633.54	$36,160.41
23	Site lease year 10	$37,183.04	$36,702.82
23	Site lease year 11	$37,740.79	$37,253.36
23	Site lease year 12	$38,306.90	$37,812.16
23	Site lease year 13	$38,881.50	$38,379.34
23	Site lease year 14	$39,464.73	$38,955.03
23	Site lease year 15	$40,056.70	$39,539.36
23	Site lease year 16	$40,657.55	$40,132.45
23	Site lease year 17	$41,267.41	$40,734.44
23	Site lease year 18	$41,886.42	$41,345.45
23	Site lease year 19	$42,514.72	$41,965.63
23	Site lease year 20	$43,152.44	$42,595.12
23	Site lease year 21	$43,799.72	$43,234.05
23	Site lease year 22	$44,456.72	$43,882.56
23	Site lease year 23	$45,123.57	$44,540.79
23	Site lease year 24	$45,800.43	$45,208.91
23	Site lease year 25	$46,487.43	$45,887.04

Exhibit 4 to Attachment A

Hedged SREC Solar Asset Sample Characteristic Difference

Sample Hedged SREC Solar Asset	Hedged SREC Solar Asset Sample Characteristic	Preliminary Hedged SREC Solar Asset Data File	Source(s) Value
3	Hedged SREC prices ($/SREC) year 2024	$40.00	$45.00

Exhibit 5 to Attachment A

Host Customer Solar Asset Sample Characteristic

Differences Between the Host Customer Solar Asset Data File and the Preliminary Host Customer Solar

Asset Data File

Sample Host Customer Solar Asset	Host Customer Solar Asset Sample Characteristic	Host Customer Solar Asset Data File Value	Preliminary Host Customer Solar Asset Data File
19	Site lease year 1	$43,786.00	$52,171.00
19	Site Lease years 2-15	$43,786.00	$52,171.00
19	Site Lease years 16-20	$43,786.00	$0.00
20	Site lease year 1	$149,865.00	$149,895.00
20	Site lease year 2	$152,112.98	$152,143.43
20	Site lease year 3	$154,394.67	$154,425.58
20	Site lease year 4	$156,710.59	$156,741.96
20	Site lease year 5	$159,061.25	$159,093.09
20	Site lease year 6	$161,447.17	$161,479.49
20	Site lease year 7	$163,868.87	$163,901.68
20	Site lease year 8	$166,326.91	$166,360.20
20	Site lease year 9	$168,821.81	$168,855.61
20	Site lease year 10	$171,354.14	$171,388.44
20	Site lease year 11	$173,924.45	$173,959.27
20	Site lease year 12	$176,533.32	$176,568.66
20	Site lease year 13	$179,181.32	$179,217.19
20	Site lease year 14	$181,869.04	$181,905.44
20	Site lease year 15	$184,597.07	$184,634.03
20	Site lease year 16	$187,366.03	$187,403.54
20	Site lease year 17	$190,176.52	$190,214.59
20	Site lease year 18	$193,029.17	$193,067.81
20	Site lease year 19	$195,924.60	$195,963.82
20	Site lease year 20	$198,863.47	$198,903.28
22	Site lease year 1	$34,900.00	$40,000.00
22	Site lease year 2	$35,249.00	$40,400.00
22	Site lease year 3	$35,601.49	$40,804.00
22	Site lease year 4	$35,957.50	$41,212.04
22	Site lease year 5	$36,317.08	$41,624.16
22	Site lease year 6	$36,680.25	$42,040.40
22	Site lease year 7	$37,047.05	$42,460.81
22	Site lease year 8	$37,417.52	$42,885.41
22	Site lease year 9	$37,791.70	$43,314.27
22	Site lease year 10	$38,169.62	$43,747.41
22	Site lease year 11	$38,551.31	$44,184.89
22	Site lease year 12	$38,936.83	$44,626.73

Exhibit 5 to Attachment A

Sample Host Customer Solar Asset	Host Customer Solar Asset Sample Characteristic	Host Customer Solar Asset Data File Value	Preliminary Host Customer Solar Asset Data File
22	Site lease year 13	$39,326.19	$45,073.00
22	Site lease year 14	$39,719.46	$45,523.73
22	Site lease year 15	$40,116.65	$45,978.97
22	Site lease year 16	$40,517.82	$46,438.76
22	Site lease year 17	$40,922.99	$46,903.15
22	Site lease year 18	$41,332.22	$47,372.18
22	Site lease year 19	$41,745.55	$47,845.90
22	Site lease year 20	$42,163.00	$48,324.36
22	Site lease year 21	$42,584.63	$48,807.60
22	Site lease year 22	$43,010.48	$49,295.68
22	Site lease year 23	$43,440.58	$49,788.63
22	Site lease year 24	$43,874.99	$50,286.52
22	Site lease year 25	$44,313.74	$50,789.39
23	Site lease year 1	$32,100.00	$32,520.00
23	Site lease year 2	$32,581.50	$33,007.80
23	Site lease year 3	$33,070.22	$33,502.92
23	Site lease year 4	$33,566.28	$34,005.46
23	Site lease year 5	$34,069.77	$34,515.54
23	Site lease year 6	$34,580.82	$35,033.28
23	Site lease year 7	$35,099.53	$35,558.77
23	Site lease year 8	$35,626.02	$36,092.16
23	Site lease year 9	$36,160.41	$36,633.54
23	Site lease year 10	$36,702.82	$37,183.04
23	Site lease year 11	$37,253.36	$37,740.79
23	Site lease year 12	$37,812.16	$38,306.90
23	Site lease year 13	$38,379.34	$38,881.50
23	Site lease year 14	$38,955.03	$39,464.73
23	Site lease year 15	$39,539.36	$40,056.70
23	Site lease year 16	$40,132.45	$40,657.55
23	Site lease year 17	$40,734.44	$41,267.41
23	Site lease year 18	$41,345.45	$41,886.42
23	Site lease year 19	$41,965.63	$42,514.72
23	Site lease year 20	$42,595.12	$43,152.44
23	Site lease year 21	$43,234.05	$43,799.72
23	Site lease year 22	$43,882.56	$44,456.72
23	Site lease year 23	$44,540.79	$45,123.57
23	Site lease year 24	$45,208.91	$45,800.43
23	Site lease year 25	$45,887.04	$46,487.43

Exhibit 6 to Attachment A

Hedged SREC Solar Asset Sample Characteristic

Difference Between the Hedged SREC Solar Asset Data File and the Preliminary Hedged SREC Solar Asset Data File

Sample Hedged SREC Solar Asset	Hedged SREC Solar Asset Sample Characteristic	Hedged SREC Solar Asset Data File Value	Preliminary Hedged SREC Solar Asset Data File
3	Hedged SREC prices ($/SREC) year 2024	$40.00	$45.00